Related Party Transactions	6 Months Ended
Sep. 30, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 12 – RELATED PARTY TRANSACTIONS

The Company’s relationships with related parties who had transactions with the Company are summarized as follows:

Name of Related Party	Relationship to the Company
Mr. Mei Kanayama	Representative director, director, and controlling shareholder
Seihinkokusai Co., Ltd. (“Seihinkokusai”)	An entity of which Mr. Kanayama’s wife is a director and the representative director
Shintai Co., Ltd.	The entity’s representative director is Mr. Kanayama’s wife before April 30, 2023.
Palpito	An equity investment entity of the Company, which was sold to Seihinkokusai on June 30, 2023.
Tokushin G.K.	A shareholder of the Company.

a.	Accounts receivable, net–- related parties

Accounts receivable, net–- related parties consisted of the following:

Name	September 30, 2023	March 31, 2023
Seihinkokusai	$44	$266,523
Palpito	-	35,106
Tokushin G.K.	-	2,118
Shintai Co., Ltd.	-	24,060
Subtotal	44	327,807
Less: allowance for credit losses	-	-
Total accounts receivable, net–- related parties	$44	$327,807

b.	Due from related parties

Due from related parties consisted of the following:

Name	September 30, 2023	March 31, 2023
Seihinkokusai (1)	$9,035	$443,664
Shintai Co., Ltd.	-	903
Total due from related parties	$9,035	$444,567

(1)	The amount due from Seihinkokusai mainly includes: 1) The Company rents a storefront from Seihinkokusai. Pursuant to the rent agreement, the Company paid ¥50 million ($334,600) as a rental security deposit to this related party. Seihinkokusai refunded ¥40 million ($267,680) to the Company during the fiscal year ended March 31, 2023, and refunded the remaining ¥10 million ($66,920) during the six months ended September 30, 2023 for its working capital needs; 2) The Company also rents an office space from Seihinkokusai. Pursuant to the rent agreement, the Company paid ¥14 million ($93,688) as a rental security deposit to this related party which was fully refunded to the Company during the six months ended September 30, 2023 for its working capital needs; 3) In addition, the Company obtained the operating rights of Seihinkokusai’s online stores on domestic e-commerce marketplaces and use them as the Company’s own online stores to sell its products. Pursuant to an EC Site Operation Business Assignment Agreement dated January 31, 2020, the Company paid ¥20 million ($133,840) as an operating security deposit to Seihinkokusai which was fully refunded to the Company during the six months ended September 30, 2023 for its working capital needs; the Company also needs to pay transaction commission of 1% based on its sales amount and the transaction commission was immaterial during the six months ended September 30, 2023 and 2022. The agreement is valid for one year, and is automatically renewed yearly unless the parties indicate otherwise in writing; and 4) compensation receivable for consumption tax amounted to $109,144 as of March 31, 2023, which was fully received during the six months ended September 30, 2023 (See Note 6).

c.	Accounts payable – related party

Accounts payable – related party consisted of the following:

Name	September 30, 2023	March 31, 2023
Seihinkokusai	$67,848	$-
Total accounts payable – related party	$67,848	$-

d.	Due to related parties

Due to related parties consisted of the following:

Name	September 30, 2023	March 31, 2023
Mr. Mei Kanayama	$105,356	$63,916
Seihinkokusai	2,708	233,643
Total due to related parties	$108,064	$297,559

e.	Sales to related parties

	For the Six Months Ended September 30,
Name	2023	2022
Seihinkokusai	$100,132	$5,968
Shintai Co., Ltd.	-	1,171
Palpito	14,902	1,049
Total revenue from related parties	$115,034	$8,188

f.	Purchase from related parties

	For the Six Months Ended September 30,
Name	2023	2022
Seihinkokusai	$139,351	$68,235
Palpito	-	70,796
Total purchase from related parties	$139,351	$139,031

g.	Other related party transactions

Mr. Kanayama provided guarantees in connection with certain loans the Company borrowed (see Note 11).